Finance Expense (Income) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance Expense (Income) [Abstract]
Income (expenses) in respect of derivatives, net	[1]	$ (1,509)	$ (2,740)	$ 1,049

[1]	The derivatives are related mainly to the fair value adjustments of warrants. The 2019, 2018 and 2017 warrants included a cashless exercise feature, which expired on September 16, 2019, September 12, 2019 and August 8, 2018, respectively, when the Company filed a registration statement with the SEC, registering the shares that will derive from future exercise of these warrants. See also Note 20B.